SHARE-BASED COMPENSATION - Assumptions (Details) - Y	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENT
Weighted average expected term (years)	6.05	6.04	6.05	6.09
Interest rate	1.93%	0.99%	0.98%	0.69%
Volatility	52.00%	51.00%	51.00%	49.00%